Investment Securities (Schedule Of Investments Within The Available For Sale Portfolio That Had Unrealized Losses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	$ 212,769,000	$ 1,812,086,000
Less than 12 months, Unrealized Losses	(957,000)	(62,639,000)
12 months or longer, Fair Value	1,000,125,000	10,010,000
12 months or longer, Unrealized Losses	(26,277,000)	(63,000)
Total Fair Value	1,212,894,000	1,822,096,000
Total Unrealized Losses	(27,234,000)	(62,702,000)
Government Agency Issued Collateralized Mortgage Obligations ("CMO")
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	179,661,000	1,639,254,000
Less than 12 months, Unrealized Losses	(869,000)	(57,117,000)
12 months or longer, Fair Value	964,267,000	10,010,000
12 months or longer, Unrealized Losses	(25,511,000)	(63,000)
Total Fair Value	1,143,928,000	1,649,264,000
Total Unrealized Losses	(26,380,000)	(57,180,000)
Government Agency Issued Mortgage-Backed Securities ("MBS")
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	32,141,000	147,792,000
Less than 12 months, Unrealized Losses	(8,000)	(5,499,000)
12 months or longer, Fair Value	35,849,000	0
12 months or longer, Unrealized Losses	(732,000)	0
Total Fair Value	67,990,000	147,792,000
Total Unrealized Losses	(740,000)	(5,499,000)
U.S. treasuries
Schedule of Investments [Line Items]
Less than 12 months, Fair Value		24,997,000
Less than 12 months, Unrealized Losses		1,000
12 months or longer, Fair Value		0
12 months or longer, Unrealized Losses		0
Total Fair Value		24,997,000
Total Unrealized Losses		1,000
Total debt securities
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	211,802,000	1,812,043,000
Less than 12 months, Unrealized Losses	(877,000)	(62,617,000)
12 months or longer, Fair Value	1,000,116,000	10,010,000
12 months or longer, Unrealized Losses	(26,243,000)	(63,000)
Total Fair Value	1,211,918,000	1,822,053,000
Total Unrealized Losses	(27,120,000)	(62,680,000)
Equity
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	967,000	43,000
Less than 12 months, Unrealized Losses	(80,000)	(22,000)
12 months or longer, Fair Value	9,000	0
12 months or longer, Unrealized Losses	(34,000)	0
Total Fair Value	976,000	43,000
Total Unrealized Losses	$ (114,000)	$ (22,000)